Other Accounting Policies - Additional Information (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Other Accounting Policies [Line Items]
Effective income tax rate	27.50%
Income tax and PRRT paid	$ 2,916	$ 1,218	$ 271
Pillar Two Model Rules For Organization For Economic Cooperation And Development [Member] | With Effect From First Of January Two Thousand And Twenty Four [Member]
Other Accounting Policies [Line Items]
Minimum effective tax rate percentage	15.00%